Cover	Mar. 30, 2021
Cover [Abstract]
Entity Central Index Key	0001026655
Amendment Flag	false
Document Type	8-K
Document Period End Date	Mar. 30, 2021
Entity Registrant Name	Core Molding Technologies, Inc.
Entity File Number	001-12505
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	31-1481870
Entity Address, Address Line One	800 Manor Park Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228-0183
City Area Code	614
Local Phone Number	870-5000
Entity Emerging Growth Company	false
Entity Listings [Line Items]
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CMT
Security Exchange Name	NYSEAMER
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock purchase rights, par value $0.01
Trading Symbol	N/A
Security Exchange Name	NYSEAMER